Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases	Leases
Our portfolio of leases consists of office spaces with lease terms generally between 3 to 6 years. We currently do not have leases with residual value guarantees or leases not yet commenced to which we are committed. We have variable lease payments related to office space lease operating costs that are not material. Lease liabilities have been measured by discounting future lease payments using our incremental borrowing rate as rates implicit in the leases were not readily determinable. The weighted-average rate applied was 15%.

In 2021, we recorded an addition for a new office space lease for our Canadian head office and a lease modification related to the office lease extension for one of our subsidiaries.

The following table summarizes our right-of-use assets activity for the years ended December 31:

	2022	2021
As at beginning of year	$584	$372
Additions	—	210
Lease modification	—	324
Depreciation expense	(299)	(322)
Foreign exchange impact	11	—
As at end of year	$296	$584

The following table summarizes our lease liabilities activity for the years ended December 31:

	2022	2021
As at beginning of year	$655	$402
Additions	—	203
Lease modification	—	324
Payment of lease liabilities	(381)	(366)
Interest expense on lease liabilities	80	92
Foreign exchange impact	19	—
As at end of year	$373	$655

Our total undiscounted lease liability as at December 31, 2022 was as follows:

December 31, 2022
Less than one year	$251
One to five years	196
More than five years	—
Total undiscounted lease liability	$447